Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	WisdomTree Investments, Inc.
Entity Central Index Key	0000880631
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 21,052	$ 14,233	$ 11,476
Investments		1,295	2,627
Accounts receivable	5,737	4,825	2,884
Other current assets	1,184	642	961
Total current assets	27,973	20,995	17,948
Fixed assets, net	640	756	977
Investments	9,233	7,300	6,693
Other noncurrent assets	59	91	85
Total assets	37,905	29,142	25,703
Liabilities and stockholders' equity
Fund management and administration payable	8,866	5,714	5,055
Compensation and benefits payable	2,987	3,638	2,587
Accounts payable and other liabilities	2,810	2,263	1,603
Total current liabilities	14,663	11,615	9,245
Other noncurrent liabilities	186	292	430
Total liabilities	14,849	11,907	9,675
Stockholders' equity
Preferred stock, par value $0.01; 2,000 shares authorized:
Common stock, par value $0.01; 250,000 shares authorized;	1,159	1,152	1,145
Additional paid-in capital	161,847	158,236	149,487
Accumulated deficit	(139,950)	(142,153)	(134,604)
Total stockholders' equity	23,056	17,235	16,028
Total liabilities and stockholders' equity	$ 37,905	$ 29,142	$ 25,703

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000	2,000	2,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	250,000	250,000	250,000
Common stock, shares issued	115,963	115,291	114,535
Common stock, shares outstanding	114,520	113,132	110,106

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
ETF advisory fees	$ 17,554	$ 9,860	$ 48,341	$ 27,456	$ 40,567	$ 20,812	$ 21,643
Other income	182	270	644	743	1,045	1,283	1,968
Total revenues	17,736	10,130	48,985	28,199	41,612	22,095	23,611
Expenses:
Compensation and benefits	5,085	4,405	14,912	14,260	19,193	18,943	20,338
Fund management and administration	5,093	3,569	14,991	10,272	14,286	13,387	14,772
Marketing and advertising	911	745	3,240	2,331	3,721	2,762	5,875
Sales and business development	954	766	2,612	1,972	2,730	2,495	3,642
Professional and consulting fees	1,473	795	3,922	2,526	3,779	1,780	1,871
Occupancy, communication and equipment	288	273	846	829	1,118	1,087	1,564
Depreciation and amortization	68	80	200	235	314	360	337
Third party sharing arrangements	1,794	609	4,434	1,485	2,296	89	(320)
Other	711	405	1,625	1,258	1,724	2,420	2,577
Total expenses	16,377	11,647	46,782	35,168	49,161	43,323	50,656
Income/(loss) before provision for income taxes	1,359	(1,517)	2,203	(6,969)	(7,549)	(21,228)	(27,045)
Provision for income taxes	625		1,013
Tax benefit	(625)		(1,013)
Net income/(loss)	$ 1,359	$ (1,517)	$ 2,203	$ (6,969)	$ (7,549)	$ (21,228)	$ (27,045)
Net loss per share-basic and diluted					$ (0.07)	$ (0.21)	$ (0.27)
Weighted-average common shares-basic and diluted					111,981	103,397	100,236
Net income/(loss) per share-basic	$ 0.01	$ (0.01)	$ 0.02	$ (0.06)
Net income/(loss) per share-diluted	$ 0.01	$ (0.01)	$ 0.02	$ (0.06)
Weighted average common shares-basic	114,238	112,424	113,886	111,675
Weighted average common shares-diluted	136,075	112,424	135,615	111,675

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Gain/(Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 1,033	$ 124,602		$ (86,331)	$ 39,304
Balance, shares at Dec. 31, 2007	103,369
Restricted stock issued, net	11	(11)
Restricted stock issued, net, shares	1,107
Exercise of stock options, net	1	3			4
Exercise of stock options, shares	96
Stock issued for services	7	1,279			1,286
Stock issued for services, shares	672
Net unrealized gain/(loss) on investments			(3)		(3)
Stock-based compensation		8,510			8,510
Net loss				(27,045)	(27,045)
Balance at Dec. 31, 2008	1,052	134,383	(3)	(113,376)	22,056
Balance, shares at Dec. 31, 2008	105,244
Net proceeds from sale of common stock	67	4,921			4,988
Net proceeds from sale of common stock, shares	6,667
Restricted stock issued, net	19	(19)
Restricted stock issued, net, shares	1,906
Exercise of warrants	2	(2)
Exercise of warrants, shares	194
Stock issued for services	5	1,013			1,018
Stock issued for services, shares	524
Net unrealized gain/(loss) on investments			3		3
Stock-based compensation		9,191			9,191
Net loss				(21,228)	(21,228)
Balance at Dec. 31, 2009	1,145	149,487		(134,604)	16,028
Balance, shares at Dec. 31, 2009	114,535
Restricted stock issued, net	5	(5)
Restricted stock issued, net, shares	501
Exercise of stock options, net	2	(1)			1
Exercise of stock options, shares	235
Stock issued for services		29			29
Stock issued for services, shares	20
Stock-based compensation		8,726			8,726
Net loss				(7,549)	(7,549)
Balance at Dec. 31, 2010	$ 1,152	$ 158,236		$ (142,153)	$ 17,235
Balance, shares at Dec. 31, 2010	115,291

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income/(loss)	$ 2,203	$ (6,969)	$ (7,549)	$ (21,228)	$ (27,045)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation, amortization and other	200	235	314	583	675
Stock-based compensation	5,427	6,529	8,755	10,209	9,546
Loss on subleased office space					139
Deferred rent	(115)	(70)	(105)	(185)	(36)
Accretion to interest income	79	(6)	4	(68)	111
(Increase)/decrease in operating assets and liabilities:
Accounts receivable	(912)	(842)	(1,941)	(1,354)	468
Other assets	(510)	88	313	(45)	579
Fund management and administration payable	3,152	760	659	(3,911)	2,600
Compensation and benefits payable	(651)	(406)	1,051	575	(1,531)
Accounts payable and other liabilities	556	12	627	397	(1,121)
Net cash provided by/(used in) operating activities	9,429	(669)	2,128	(15,027)	(15,615)
Cash flows from investing activities:
Purchase of fixed assets	(84)	(87)	(93)	(295)	(703)
Purchase of investments	(5,833)	(6,114)	(6,935)	(7,290)	(16,809)
Proceeds from the redemption of investments	5,116	7,183	7,656	15,825	31,260
Net cash (used in)/provided by investing activities	(801)	982	628	8,240	13,748
Cash flows from financing activities:
Net proceeds from sale of common stock				4,988
Proceeds from exercise of stock options and warrants			1		4
Shares repurchased	(2,130)
Proceeds from exercise of stock options	321	1
Net cash (used in)/provided by financing activities	(1,809)	1	1	4,988	4
Net increase/(decrease) in cash and cash equivalents	6,819	314	2,757	(1,799)	(1,863)
Cash and cash equivalents-beginning of period	14,233	11,476	11,476	13,275	15,138
Cash and cash equivalents-end of period	21,052	11,790	14,233	11,476	13,275
Supplemental disclosure of cash flow information:
Cash paid for income taxes	12	11	11	3	5
Non-cash investing and financing activities:
Cash less exercise of stock options and warrants	$ 391	$ 60	$ 517	$ 81	$ 1

Organization And Description Of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. Organization and Description of Business

WisdomTree Investments, Inc. ("WisdomTree" or the "Company") is a New York-based exchange-traded fund sponsor and asset manager. The Company is the eighth largest sponsor of ETFs in the United States based on assets under management ("AUM"). In June 2006, the Company launched 20 ETFs and, as of September 30, 2011, had 47 ETFs with AUM of $11.2 billion. Through its operating subsidiary, the Company provides investment advisory and other management services to the WisdomTree Trust ("WTT") and WisdomTree ETFs. The Company also licenses its indexes to third parties and promotes the use of WisdomTree ETFs in 401(k) plans. The Company has the following subsidiaries:

•

WisdomTree Asset Management, Inc. ("WTAM")—a wholly owned subsidiary formed in February 2005, is an investment advisor registered with the Securities and Exchange Commission ("SEC"). WTAM provides investment advisory and other management services to WTT and the WisdomTree ETFs. In exchange for providing these services, the Company receives advisory fee revenues based on a percentage of the ETFs average daily net assets under management.

•

WisdomTree Retirement Services, Inc. ("WTRS")—a wholly owned subsidiary formed in August 2007, markets with selected third parties the use of WisdomTree ETFs in 401(k) plans as well as offering a platform that offers ETFs to the 401(k) marketplace.

The WisdomTree ETFs are issued by WTT. WTT, a non-consolidated third-party, is a Delaware statutory trust registered with the SEC as an open-end management investment company. WTT offers ETFs across international and domestic equities, currency, fixed income and alternatives asset classes. The Company has licensed the use of its own fundamentally-weighted indexes on an exclusive basis to WTT for the WisdomTree ETFs. The Board of WTT, or the Trustees, is separate from the Board of the Company. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration services of WTT and the WisdomTree ETFs. The Company, in turn, has contracted with third parties to provide the majority of these administration services. In addition, certain officers of the Company provide general management services for WTT.

1. Organization and Description of Business

WisdomTree Investments, Inc. ("WisdomTree" or the "Company") is a New York-based exchange-traded fund sponsor and asset manager. The Company is the eighth largest sponsor of ETFs in the United States based on assets under management ("AUM"). In June 2006, the Company launched 20 ETFs and, as of February 28, 2011, has 45 ETFs with AUM of approximately $10.3 billion. Through its operating subsidiary, the Company provides investment advisory and other management services to the WisdomTree Trust ("WTT") and WisdomTree ETFs. The Company also licenses its indexes to third parties and promotes the use of WisdomTree ETFs in 401(k) plans. The Company has the following subsidiaries:

•

WisdomTree Asset Management, Inc. ("WTAM")—a wholly owned subsidiary formed in February 2005, is an investment advisor registered with the Securities and Exchange Commission ("SEC"). WTAM provides investment advisory and other management services to WTT and the WisdomTree ETFs. In exchange for providing these services, the Company receives advisory fee revenues based on a percentage of the ETFs average daily net assets under management.

•

WisdomTree Retirement Services, Inc. ("WTRS")—a wholly owned subsidiary formed in August 2007, markets with selected third parties the use of WisdomTree ETFs in 401(k) plans as well as offering a platform that offers ETFs to the 401(k) marketplace.

WTT, a non-consolidated third-party, is a Delaware statutory trust registered with the SEC as an open-end management investment company. The WisdomTree ETFs are issued by the WisdomTree Trust. The WisdomTree Trust offers ETFs across equities, currency, fixed income and alternatives asset classes. The Company has licensed the use of its own fundamentally-weighted indexes on a non-exclusive basis to the WisdomTree Trust for the WisdomTree ETFs. The Board of the WisdomTree Trust, or the Trustees, is separate from the Board of the Company. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration services of WisdomTree Trust and the WisdomTree ETFs. The Company, in turn, has contracted with third parties to provide the majority of these administration services. In addition, certain officers of the Company provide general management services for the WTT.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), and in the opinion of management reflect all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial condition, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company's wholly owned subsidiaries WTAM and WTRS. All intercompany accounts and transactions have been eliminated in consolidation. Certain accounts in the prior periods' consolidated financial statements have been reclassified to conform to the current period's consolidated financial statements presentation. These reclassifications had no effect on the previously reported net losses. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes for the year ended December 31, 2010.

Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet dates and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates.

Revenue Recognition

The Company earns investment advisory fees for ETFs and separately managed accounts as well as licensing fees from third parties. ETF advisory fees are based on a percentage of the ETFs average daily net assets and recognized over the period the related service is provided. Fees for separately managed accounts and licensing are based on a percentage of the average monthly net assets and recognized over the period the related service is provided.

Depreciation and Amortization

Depreciation is provided for using the straight-line method over the estimated useful lives of the related assets as follows:

Equipment	3 years
Furniture and fixtures	7 years

Leasehold improvements are amortized over the term of their respective leases or service lives of the improvements, whichever is shorter. Fixed assets are stated at cost less accumulated depreciation and amortization.

Marketing and Advertising

Advertising costs, including media advertising are expensed when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be classified as cash equivalents. Cash and cash equivalents are held with one large financial institution.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customers' obligations due under normal trade terms. An allowance for doubtful accounts is not provided because, in the opinion of management, all accounts receivable recorded are deemed collectible.

Impairment of Long-Lived Assets

On a periodic basis, the Company performs a review for the impairment of long-lived assets when events or changes in circumstances indicate that the estimated undiscounted future cash flows expected to be generated by the assets are less than their carrying amounts or when other events occur which may indicate that the carrying amount of an asset may not be recoverable.

Earnings/(Loss) per Share

Basic earnings or loss per share is computed by dividing net income or loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential reduction in earnings per share that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options and restricted shares to purchase shares of common stock were included in the three and nine months ended September 30, 2011 but not included in the computation of diluted loss per share for the three and nine months ended September 30, 2010 as the Company incurred losses during those periods.

Investments

The Company accounts for all of its investments as held-to-maturity, which are recorded at amortized cost, which approximates fair value. For held-to-maturity investments, the Company has the intent and ability to hold investments to maturity and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity.

On a periodic basis, the Company reviews its portfolio of investments for impairment. If a decline in fair value is deemed to be other-than-temporary, the security is written down to its fair value through earnings.

Subsequent Events

The Company has evaluated subsequent events after the date of the consolidated financial statements to consider whether or not the impact of such events needed to be reflected or disclosed in the consolidated financial statements. Such evaluation was performed through the issuance of these interim consolidated financial statements.

Stock-Based Awards

Accounting for share-based compensation requires the measurement and recognition of compensation expense for all equity awards based on estimated fair values. The Company accounts for stock-based compensation for its employees based on the cost of employee services received in exchange for a stock-based award. Stock-based compensation is measured based on the grant-date fair value of the award and are amortized over the relevant service period.

Stock-based awards granted to non-employees for goods or services are valued at the fair value of the equity instruments issued or the fair value of consideration received, whichever is a more reliable measure of the fair value of the transaction, and recognized when performance obligations are complete.

Income Taxes

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

In order to recognize and measure any unrecognized tax benefits, management evaluates and determines whether any of its tax positions are more-likely-than-not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the consolidated financial statements. Management does not believe that the Company has any material uncertain tax positions. The Company records interest and penalties, if any, related to income taxes within the provision for income taxes in the consolidated statements of operations.

The Company had tax years December 31, 1996 through December 31, 2010 open for examination by federal and state agencies as of September 30, 2011.

Related-Party Transactions

The Company's revenues are derived primarily from investment advisory agreements with WTT and WisdomTree ETFs. Under these agreements, the Company has granted WTT an exclusive license to its own indexes for operation of the WisdomTree ETFs. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration of WTT and the WisdomTree ETFs. The Company is also responsible for expenses of WTT, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, and other non-distribution services. In exchange, the Company receives fees based on a percentage of the ETF average daily net assets. The advisory agreements may be terminated by WTT upon notice. Certain officers of the Company also provide general management oversight of WTT; however, these officers have no material decision making responsibilities and primarily implement the decisions of the Trustees. At September 30, 2011 and December 31, 2010, the balance of accounts receivable from WTT was approximately $5,574 and $4,612, respectively. Revenue from ETF advisory services provided to WTT for the three months ended September 30, 2011 and 2010 was approximately $17,554 and $9,860, respectively and for the nine months ended September 30, 2011 and 2010 was approximately $48,341 and $27,456, respectively.

Third Party Sharing Arrangements

Included in third party sharing arrangements expense are payments (reimbursements) from/(to) the Company with respect to (i) a collaborative arrangement and (ii) marketing agreements with third parties:

Collaborative Arrangement—In 2008, the Company entered into a mutual participation agreement with Mellon Capital Management Corporation ("Mellon Capital") and The Dreyfus Corporation ("Dreyfus") in which the parties agreed to collaborate in developing currency and fixed income ETFs under WTT. Under the agreement, the Company is responsible for operating the ETFs and providing sales, marketing and research support at its own cost. Mellon Capital and Dreyfus are responsible for providing sub-advisory, fund administration and accounting services for these collaborative ETFs at its own cost. Any revenues less third party costs, such as marketing, legal, accounting or fund management, related to these collaborative products are shared equally, including any losses ("net profit/(loss)"). The Company is responsible for arranging any third party costs related to this collaborative arrangement. This agreement expires in March 2013. The Company has determined it is the principal participant for transactions under this collaborative arrangement and as such, records these transactions on a gross basis reflecting all of the revenues and third party expenses on its consolidated financial statements in accordance with the nature of the revenue or expense. Any net profit/(loss) payments are reflected in Third Party Sharing Arrangements expense on the consolidated financial statements.

Revenues and expenses under this collaborative arrangement included in the Company's consolidated financial statement are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
ETF advisory fees revenue	$3,882	$1,658	$9,653	$4,608

Expenses:
Fund management and administration	381	331	1,073	775
Marketing and advertising	41	18	389	679
Sales and business development	69	95	115	186
Other	—	1	—	3

Total third party expenses	491	445	1,577	1,643

Net profit	3,391	1,213	8,076	2,965

50% sharing	$1,696	$606	$4,038	$1,482

Marketing agreements—In 2010, the Company entered into agreements with two external marketing firms to serve as the external marketing agents for the WisdomTree ETFs in the U.S. independent broker-dealer channel and in Latin America. Under these agreements, the Company will pay a percentage of their advisory fee revenue, subject to caps, to the marketing agents based on incremental growth in assets under management in the respective sales channel. The Company incurred marketing fees for the three and nine months ended September 30, 2011 of $98 and $396, respectively and $3 for the three and nine months ended September 30, 2010.

Segment, Geographic and Customer Information

The Company operates as one business segment, as an ETF sponsor and asset manager providing investment advisory services. Revenues are derived in the United States and all of the Company's assets are located in the United States.

Recently Issued Accounting Pronouncements

In January 2010, ASU No. 2010-6, Improving Disclosures About Fair Value Measurement, adds required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. ASU No. 2010-6 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide Level 3 purchases, sales, issuances, and settlements on a gross basis, which is effective for fiscal years beginning after December 15, 2010. This standard impacts disclosure requirements only and did not have a material impact on our consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the Company's consolidated financial statements.

2. Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") and in the opinion of management reflect all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial condition, results of operations, and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company's wholly owned subsidiaries WTAM and WTRS. All intercompany accounts and transactions have been eliminated in consolidation. Certain accounts in the prior years' consolidated financial statements have been reclassified to conform to the current year's consolidated financial statements presentation. These reclassifications had no effect on the previously reported net losses.

Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet dates and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates.

Revenue Recognition

The Company earns investment advisory fees for ETFs and separately managed accounts as well as licensing fees from third parties. ETF advisory fees are based on a percentage of the ETFs average daily net assets and recognized over the period the related service is provided. Fees for separately managed accounts and licensing are based on a percentage of the average monthly net assets and recognized over the period the related service is provided.

Depreciation and Amortization

Depreciation is provided for using the straight-line method over the estimated useful lives of the related assets as follows:

Equipment	3 years
Furniture and fixtures	7 years

Leasehold improvements are amortized over the term of their respective leases or service lives of the improvements, whichever is shorter. Fixed assets are stated at cost less accumulated depreciation and amortization.

Marketing and Advertising

Advertising costs, including media advertising and production costs, are expensed when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be classified as cash equivalents. Cash and cash equivalents are held with one large financial institution.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customers' obligations due under normal trade terms. An allowance for doubtful accounts is not provided since, in the opinion of management, all accounts receivable recorded are deemed collectible.

Impairment of Long-Lived Assets

On a periodic basis, the Company performs a review for the impairment of long-lived assets when events or changes in circumstances indicate that the estimated undiscounted future cash flows expected to be generated by the assets are less than their carrying amounts or when other events occur which may indicate that the carrying amount of an asset may not be recoverable.

Loss per Share

Basic loss per share is computed by dividing loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted loss per share includes the potential dilution that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options, restricted shares, and warrants to purchase shares of common stock were not included in the computation of diluted loss per share for the years ended December 31, 2010, 2009 and 2008 as the Company incurred a loss during the period.

Investments

The Company accounts for most of its investments as held-to-maturity, which are recorded at amortized cost, which approximates fair value. For held-to-maturity investments, the Company has the intent and ability to hold investments to maturity and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity.

In 2009, the Company accounted for an investment as available-for-sale which is reported at fair value with unrealized gains or losses included in other comprehensive income. There were no material realized gains or losses recorded through earnings during the year.

On a periodic basis, the Company reviews its portfolio of investments for impairment. If a decline in fair value is deemed to be other-than-temporary, the security is written down to its fair value through earnings.

Subsequent Events

The Company has evaluated subsequent events after the date of the consolidated financial statements to consider whether or not the impact of such events needed to be reflected or disclosed in the consolidated financial statements. Such evaluation was performed through the report date of the consolidated financial statements.

Stock-Based Awards

Accounting for share-based compensation requires the measurement and recognition of compensation expense for all equity awards based on estimated fair values. The Company accounts for stock-based compensation for its employees based on the cost of employee services received in exchange for a stock-based award. Stock-based compensation is measured based on the grant-date fair value of the award and are amortized over the relevant service period.

Stock-based awards granted to non-employees for goods or services are valued at the fair value of the equity instruments issued or the fair value of consideration received, whichever is a more reliable measure of the fair value of the transaction, and recognized when performance obligations are complete.

Income Taxes

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

In order to recognize and measure any unrecognized tax benefits, management evaluates and determines whether any of its tax positions are more-likely-than-not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the consolidated financial statements. Management does not believe that the Company has any material uncertain tax positions. The Company records interest and penalties, if any, related to income taxes within the provision for income taxes in the consolidated statements of operations.

The Company currently has tax years December 31, 1996 through December 31, 2010 open for examination by federal and state agencies as of December 31, 2010.

Related-Party Transactions

The Company's revenues are derived primarily from investment advisory agreements with WTT and WisdomTree ETFs. Under these agreements, the Company has granted WTT an exclusive license to its own indexes for operation of the WisdomTree ETFs. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration of WisdomTree Trust and the WisdomTree ETFs. The Company is also responsible for expenses of WTT, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, and other non-distribution services. In exchange, the Company receives fees based on a percentage of the ETF average daily net assets. The advisory agreements may be terminated by WTT upon notice. Certain officers of the Company also provide general management oversight of WTT; however, these officers have no material decision making responsibilities and primarily implement the decisions of the Trustees. At December 31, 2010, and 2009, the balance of accounts receivable from WTT was approximately $4,612 and $2,657, respectively. Revenue from advisory services provided to WTT for the years ended December 31, 2010, 2009 and 2008 was approximately $40,567, $20,812 and $21,643, respectively.

Third Party Sharing Arrangements

Included in third party sharing arrangements expense are payments/(reimbursements) from/(to) the Company with respect to (i) a collaborative arrangement and (ii) marketing agreements with third parties:

Collaborative Arrangement—In 2008, the Company entered into a mutual participation agreement with Mellon Capital Management Corporation and Dreyfus Corporation in which the parties agreed to collaborate in developing currency and fixed income ETFs under the WisdomTree Trust. Under the agreement, the Company is responsible for operating the ETFs and providing sales, marketing and research support at its own cost. Mellon Capital and Dreyfus are responsible for providing sub-advisory, fund administration and accounting services for these collaborated ETFs at its own cost. Any revenues less third party costs, such as marketing, legal, accounting or fund management, related to these collaborative products are shared equally, including any losses ("net profit/loss"). The Company is responsible for arranging any third party costs related to this collaborative arrangement. This agreement expires in March 2013. The Company has determined it is the principal participant for transactions under this collaborative arrangement and as such, records these transactions on a gross basis reflecting all of the revenues and third party expenses on its financial statements in accordance with the nature of the revenue or expense. Any net profit/loss payments are reflected in the Third Party Sharing Arrangement expense line.

Revenues and expenses under this collaborative arrangement included in the Company's financial statement are as follows:

	Year Ended December 31,
	2010	2009	2008
ETF advisory fee revenue	$6,578	$1,623	$973

Expenses:
Fund management and administration	1,057	660	789
Marketing and advertising	809	674	581
Sales and business development	196	107	243
Other	4	4	—

Total third party expenses	2,066	1,445	1,613

Net profit/(loss)	4,512	178	(640)
50% sharing	$2,256	$89	($320)

Marketing agreements—In 2010, the Company entered into agreements with two external distribution firms to serve as the external marketing agents for the WisdomTree ETFs in the U.S. independent broker-dealer channel and in Latin America. Under these agreements, the Company will pay a percentage of their advisory fee revenue, subject to caps, to the marketing agents based on incremental growth in assets under management in the respective sales channel. The Company incurred marketing fees of $40 for the year ended December 31, 2010.

Segment, Geographic and Customer Information

The Company operates as one business segment, as an ETF sponsor and asset manager providing investment advisory services. Revenues are derived in the U.S. and all of the Company's assets are located in the U.S.

Recently Issued Accounting Pronouncements

In January 2010, ASU No. 2010-6, Improving Disclosures About Fair Value Measurement, adds required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. ASU No. 2010-6 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide Level 3 purchases, sales, issuances, and settlements on a gross basis, which is effective for fiscal years beginning after December 15, 2010. This standard impacts disclosure requirements only and did not have a material impact on our consolidated financial statements.

Investments And Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments And Fair Value Measurements [Abstract]
Investments And Fair Value Measurements

3. Investments and Fair Value Measurements

The following table is a summary of the Company's investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Federal agency debt instruments	$9,233	$8,595

Total	$9,233	$8,595

The following table summarizes unrealized gains, losses, and fair value on investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Cost/amortized cost	$9,233	$8,595
Gross unrealized gains	50	47
Gross unrealized losses	(41)	(151)

Fair value	$9,242	$8,491

The Company's table sets forth the maturity profile of investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Due within one year	$—	$1,295
Due one year through five years	—	249
Due five years through ten years	1,150	796
Due over ten years	8,083	6,255

Total	$9,233	$8,595

Fair Value Measurement

Under the accounting for fair value measurements and disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

These three types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Instruments whose significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available. The Company's held-to-maturity securities are categorized as Level 1. The amortized cost of the held-to-maturity securities approximates fair value. The Company does not intend to sell its investments held-to maturity before the recovery of their amortized cost bases which may be at maturity.

Some of our financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include: cash and cash equivalents, accounts receivable, certain other current assets, accounts payable and other liabilities, fund management and administration payable, and compensation and benefits payable.

3. Investments and Fair Value Measurements

The following table is a summary of the Company's investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Federal agency debt instruments	$8,595	$—	$9,190
Equity ETF	—	130	—

Total	$8,595	$130	$9,190

The following table summarizes unrealized gains, losses, and fair value of investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Cost/amortized cost	$8,595	$130	$9,190
Gross unrealized gains	47	—	64
Gross unrealized losses	(151)	—	(63)

Fair value	$8,491	$130	$9,191

The following table sets forth the maturity profile of investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Due within one year	$1,295	$130	$2,497
Due one year through five years	249	—	1,298
Due five years through ten years	796	—	1,009
Due over ten years	6,255	—	4,386

Total	$8,595	$130	$9,190

Fair Value Measurement

Under the accounting for fair value measurements and disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Instruments whose significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available. The Company's available-for-sale investments and held-to-maturity securities are categorized as Level 1. The amortized cost of the held-to-maturity securities approximates fair value. The Company does not intend to sell its investments held-to maturity before the recovery of their amortized cost bases which may be at maturity.

Some of our financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include: cash and cash equivalents, accounts receivable, certain other current assets, accounts payable and other liabilities, fund management and administration payable, and compensation and benefits payable.

Fixed Assets	12 Months Ended
Dec. 31, 2010
Fixed Assets [Abstract]
Fixed Assets

4. Fixed Assets

The following table summarized fixed assets:

	December 31,
	2010	2009
Equipment	$586	$496
Furniture and fixtures	234	232
Leasehold improvements	1,038	1,037
Less accumulated depreciation and amortization	(1,102)	(788)

Total	$756	$977

Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

4. Commitments and Contingencies

Contractual Obligations

The Company has entered into obligations under operating leases with initial non-cancelable terms in excess of one year for office space, telephone, and data services. Expenses recorded under these agreements for the three months ended September 30, 2011 and 2010 were approximately $267 and $248 respectively. Expenses for the nine months ended September 30, 2011 and 2010 were approximately $781 and $761 respectively.

Future minimum lease payments with respect to non-cancelable operating leases at September 30, 2011 are approximately as follows:

Remainder of 2011	$352
2012	1,372
2013	1,298
2014	74
2015 and thereafter	—

Total	$3,096

Letter of Credit

The Company collateralizes its leased office space through a standby letter credit in the amount of $700 held as an investment in debt securities, which is included in investments on the consolidated balance sheets at September 30, 2011 and December 31, 2010.

Contingencies

The Company is subject to various routine regulatory reviews and inspections by the SEC as well as legal proceedings arising in the ordinary course of business. The Company is not currently party to any litigation or other legal proceedings that management believes are reasonably likely to have a material adverse effect on the Company's operating results, financial condition or cash flows.

5. Commitments and Contingencies

Contractual Obligations

The Company has entered into obligations under operating leases with initial non-cancelable terms in excess of one year for office space, telephone, and data services. Expenses recorded under these agreements for the years ended December 31, 2010, 2009, and 2008 were approximately $1,015, $1,034 and $1,348, respectively.

Future minimum lease payments with respect to non-cancelable operating leases at December 31, 2010 are approximately as follows:

2011	$1,360
2012	1,263
2013	1,229
2014	76
2015 and thereafter	—

Total	$3,928

Letter of Credit

The Company collateralizes its office lease space through a standby letter credit in the amount of $700 held as an investment in debt securities, which is included in investments on the consolidated balance sheets at December 31, 2010 and 2009.

Contingencies

The Company is subject to various routine regulatory reviews and inspections by the SEC as well as legal proceedings arising in the ordinary course of business. The Company is not currently party to any litigation or other legal proceedings that management believes are reasonably likely to have a material adverse effect on the Company's operating results, financial condition or cash flows.

Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock-Based Awards [Abstract]
Stock-Based Awards

5. Stock-Based Awards

Stock Options and Restricted Stock

The Company grants stock options to employees, certain directors and non-employee consultants and special advisors for services. Options are issued generally for terms of ten years and vest between two to four years. Options are issued with an exercise price equal to the fair value of the Company on the date of grant. The Company estimated the fair value for options using the Black-Scholes Option Pricing Model.

The Company grants restricted stock to employees and certain directors. All restricted stock awards require future service as a condition of delivery of the underlying shares of common stock along with certain other requirements outlined in the award agreements. Restricted stock awards generally vest over one to four years.

From time-to-time, the Company also grants restricted and common stock to nonemployee consultants, special advisors and vendors for services. In general, theses awards vest over the contractual period of the consulting arrangement. The fair value of these awards is measured at the grant dated fair value and re-measured at each reporting period. Fair value is determined as the closing price of the Company's common stock on the date of grant.

A summary of options and restricted stock activity is as follows:

	Options	Weighted Average Exercise Price of Options	Restricted Stock Awards
Balance at January 1, 2011	21,443,617	$0.60	2,158,509
Granted	755,000	$5.68	561,526
Exercised/vested	(535,842)	$1.12	(1,251,896)
Forfeitures or expirations	(109,066)	$2.32	(25,405)

Balance at September 30, 2011	21,553,709	$0.76	1,442,734

A summary of stock-based compensation expense is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Employees and directors	$995	$1,492	$3,374	$5,319
Non-employees	808	476	2,053	1,210

Total	$1,803	$1,968	$5,427	$6,529

6. Stock-Based Awards

Stock Options

The Company grants stock options to employees, certain directors and non-employee consultants and special advisors for services. The Company has six stock option plans, which are similar in nature (collectively, referred to as the "Plans"). Under the Plans, the Company can issue a maximum of 25,000,000 shares of Common Stock pursuant to stock options and other stock-based awards and also has issued from time to time stock-based awards outside the Plans.

Options are issued generally for terms of ten years and vest between two to four years. Options are issued with an exercise price equal to the fair value of the Company on the date of grant. Options expire on dates ranging from May 13, 2011 to December 12, 2020.

In January 2009, the Company's Compensation Committee and Board of the Directors approved a proposal to provide eligible employees an opportunity to exercise their underwater stock options in the future at an alternative lower strike price. To obtain the full benefit of the alternative strike price, employees are required to remain with the Company for an additional 4 years. Under the program, eligible employees could exercise one quarter of their stock options each year at an alternative strike price of $1.07. The alternative strike price represented a 50% premium to the Company's thirty day volume weighted-average price on the day the program was approved. Options prices on the programs approval date ranged from $1.75 to $9.45 with a weighted-average exercise price of $4.34. The Company is recording a charge of $589 over four years which represents the excess of the fair value of eligible options using the alternative strike price over the existing strike price. For the years ended December 31, 2010 and 2009, the Company recorded $140 and $145, respectively, for this program.

A summary of option activity is as follows:

	Options	Weighted- Average Exercise Price
Outstanding January 1, 2008	18,360,674	$1.44
Granted	1,367,912	2.06
Forfeitures or expirations	(1,421,071)	3.84
Exercised	(95,806)	0.48

Outstanding at December 31, 2008	18,211,709	1.30
Granted	3,425,000	0.70
Forfeitures or expirations	(263,750)	2.55
Exercised	—	—

Outstanding at December 31, 2009	21,372,959	0.57
Granted	860,000	2.38
Forfeitures or expirations	(336,868)	2.77
Exercised	(452,474)	1.15

Outstanding at December 31, 2010	21,443,617	$0.60

The following table summarizes information on stock options outstanding:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2010	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Number Exercisable at December 31, 2010	Weighted- Average Exercise Price	Aggregate Intrinsic Value at December 31, 2010
$0.03—$0.45	11,922,574	2.8	$0.08	9,797,574	$0.09	$39,762
$0.70—$0.97	3,762,240	8.1	0.73	949,411	0.77	3,210
$1.07—$1.80	3,799,377	5.9	1.07	944,263	1.07	2,908
$2.03—$4.03	1,959,426	6.1	2.60	1,072,951	2.78	1,475

	21,443,617	4.6	$0.60	12,764,199	$0.44	$47,355

Included in the above tables are 1,398,333 options as of December 31, 2010, 2009 and 2008 for option awards granted to nonemployee consultants, special advisors and vendors. These options have a weighted exercise price of $1.40 and are fully exercisable.

The Company estimated the fair value for options using the Black-Scholes Option Pricing Model. The estimated weighted-average fair value for options granted in 2010, 2009 and 2008 was $2.38, $0.44 and $1.14, respectively. The following assumptions were used in the option pricing model:

	Year Ended December 31,
	2010	2009	2008
Expected life (years)	5.0	5.0	5.0
Risk free interest rate	1.13% to 2.54%	1.67% to 2.15%	1.50% to 3.73%
Dividends	—	—	—
Volatility	71.13% to 76.55%	76.72% to 78.47%	62.74% to 72.25%

The Company recognized stock-based compensation in the amount of $3,824, $4,253 and $4,612 for options awarded to employees and directors for the years ended December 31, 2010, 2009 and 2008, respectively.

The amount of unrecognized stock-based compensation relating to stock options grants as of December 31, 2010 is $2,734 and the weighted-average remaining vesting period is approximately 1.69 years.

The Company recognized stock-based compensation expense in the amount of $0, $47 and $34, for option awards to nonemployee consultants, special advisors and vendors for the years ended 2010, 2009 and 2008, which is included in professional and consulting fees and other expenses on the consolidated statements of operations.

In 2008, the Company modified 539,843 options by extending the exercise period for certain employees who were terminated from the Company. The Company recognized additional stock-based compensation expense of $285 related to these modifications.

Restricted Shares

The Company grants restricted stock to employees, and certain directors. All restricted stock awards require future service as a condition of delivery of the underlying shares of common stock along with certain other requirements outlined in the award agreements. Restricted stock awards generally vest over one to four years.

From time-to-time, the Company also grants restricted and common stock to nonemployee consultants, special advisors and vendors for services. In general, theses awards vest over the contractual period of the consulting arrangement. The fair value of these awards is measured at the grant dated fair value and re-measured at each reporting period. Fair value is determined as the closing price of the Company's common stock on the date of grant.

The following table summarizes information about restricted shares outstanding for the years ended December 31, 2010, 2009 and 2008:

Restricted Stock Awards
Unvested balance at January 1, 2008	3,943,538
Granted	1,212,377
Vested	(1,145,517)
Forfeited	(105,156)

Unvested balance at December 31, 2008	3,905,242
Granted	1,962,319
Vested	(1,380,935)
Forfeited	(56,503)

Unvested balance at December 31, 2009	4,430,123
Granted	554,011
Vested	(2,772,125)
Forfeited	(53,500)

Unvested balance at December 31, 2010	2,158,509

Included in the above table are 750,000, 1,325,330 and 1,687,350 shares of unvested restricted stock as of December 31, 2010, 2009 and 2008, respectively, for awards granted to nonemployee consultants, special advisors and vendors.

The Company recognized stock-based compensation in the amount of $2,921, $3,864 and $3,545 for restricted stock awards to employees and directors for the year ended 2010, 2009 and 2008, respectively. The amount of unrecognized stock-based compensation expense for employee restricted share grants as of December 31, 2010 is approximately $783, and the weighted-average remaining vesting period is approximately 1.49 years.

The Company recognized stock-based compensation expense in the amount of $2,010, $2,045 and $1,355, for restricted stock awards to nonemployee consultants, special advisors and vendors for the years ended 2010, 2009 and 2008, which is included in professional and consulting fees and other expenses on the consolidated statements of operations.

Warrants

In connection with the Company's financing in 2004, the Company issued 300,000 warrants exercisable at $0.28 per share. 96,124 warrants were forfeited and 193,876 were exercised in 2009. The Company has no further warrants outstanding.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans

7. Employee Benefit Plans

The Company has a 401(k) savings plan covering all eligible employees in which the Company can make discretionary contributions from its profits. The Company has not made any discretionary contributions for years ended December 31, 2010, 2009 and 2008.

Other Comprehensive Loss	12 Months Ended
Dec. 31, 2010
Other Comprehensive Loss [Abstract]
Other Comprehensive Loss

8. Other Comprehensive Loss

Accumulated other comprehensive loss is summarized as follows:

	Unrealized Loss/Gain on Securities	Accumulated Other Comprehensive Loss/Gain
Balance—January 1, 2009	$(3)		$(3)
Period change	3		3

Balance—December 31, 2009	—		—
Period change	—		—

Balance—December 31, 2010	$—	$

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

7. Income Taxes

At September 30, 2011 and December 31, 2010, the Company had net operating losses carry forward of $97,022 and $101,856, respectively, which it carries as a deferred tax asset which had been completely offset by a valuation allowance. For the three and nine months ended September 30, 2011, the Company has utilized $625 and $1,013, respectively, of its net operating loss by applying a 45.96% rate.

9. Income Taxes

At December 31, 2010 and 2009, the Company had net operating losses carry forward of $101,856 and $93,552, respectively. This carry forward includes a Section 382 (of the U.S. Internal Revenue Code) limited net operating loss of approximately $17,657 at December 31, 2010, which expires at various dates through 2024 and the utilization of which is limited in future years. In 2010, $2,381 of these losses expired. During 2010, the Company preformed a Section 382 study and approximately $7,100 of the net operating loss carry forward was deemed unusable. At this time, the Company has determined that no limitations will apply to the post ownership losses at December 31, 2010 of $84,199 which expires at various dates through 2030. The Company has generated operating losses through December 31, 2010.

The composition of the deferred tax asset is summarized as follows by applying a 45.96% and 44.38% tax rate at December 31, 2010 and 2009, respectively, to the deferred tax items. The deferred tax asset has been offset by a valuation allowance:

	December 31,
	2010	2009
Deferred tax assets:
Net operating losses	$42,803	$41,518
Stock-based compensation	8,943	11,086
Fixed assets	185	—
Deferred rent liability	200	—
Other	51	—
Total deferred tax assets and liabilities	52,182	52,604
Less: valuation allowance	(52,182)	(52,604)

Net deferred tax assets and liabilities	$—	$—

A reconciliation between the statutory federal income tax rate of 35% and the Company's effective rate is as follows:

	December 31,
	2010	2009	2008
Federal statutory rate	(35.00%)	(35.00%)	(35.00%)
State income tax rate, net of federal benefit	(10.17%)	(9.88%)	(9.00%)
Other differences, net	(0.79%)	0.50%	—
Valuation allowance	45.96%	44.38%	44.00%

Effective rate	0.00%	0.00%	0.00%

Financing	12 Months Ended
Dec. 31, 2010
Financing [Abstract]
Financing

10. Financing

In October 2009, the Company completed a financing raising $4,988 net of expenses through the issuance of 6,666,672 shares of common stock primarily from its existing investors. The proceeds from this financing has been and will be used for general business purposes.

Earnings And Dividend Per Share	9 Months Ended
Sep. 30, 2011
Earnings And Dividend Per Share [Abstract]
Earnings And Dividend Per Share

6. Earnings and Dividend Per Share

The following is a reconciliation of the basic and diluted earnings per share computation:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income/(loss)	$1,359	$(1,517)	$2,203	$(6,969)

Shares of common stock and common stock equivalents:
Weighted averages shares used in basic computation (in thousands)	114,238	112,424	113,886	111,675
Dilutive effect of stock options and unvested restricted stock (in thousands)	21,837	—	21,729	—

Weighted averages shares used in dilutive computation (in thousands)	136,075	112,424	135,615	111,675

Basic earnings per share	$0.01	$(0.01)	$0.02	$(0.06)
Dilutive earnings per share	$0.01	$(0.01)	$0.02	$(0.06)

Diluted earnings per share reflects the potential reduction in earnings per share that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options and restricted shares to purchase shares of common stock were included in the three and nine months ended September 30, 2011 but not included in the computation of diluted loss per share for the three and nine months ended September 30, 2010 as the Company incurred losses during those periods. The number of outstanding options and unvested restricted stock excluded for the three and nine months ended September 30, 2010 were 21,765 and 2,582, respectively.

Shares Repurchased	9 Months Ended
Sep. 30, 2011
Shares Repurchased [Abstract]
Shares Repurchased

8. Shares Repurchased

During the nine months ended September 30, 2011, the Company repurchased 383,201 shares of its Company stock for an aggregate price of $2,130. The shares repurchased related to the vesting of restricted common stock granted to employees.

Subsequent Event	9 Months Ended
Sep. 30, 2011
Subsequent Event [Abstract]
Subsequent Event

9. Subsequent Event

On October 17, 2011, the Company filed a registration statement on Form S-1 with the SEC for a proposed public offering of shares of its common stock by the Company and certain of its stockholders. The number of shares to be offered by the stockholders has not yet been determined but the Company intends to issue up to one million new shares. Merrill Lynch, Pierce, Fenner & Smith Incorporated and Morgan Stanley & Co. LLC are acting as joint book-running managers for the offering.